Shareholders' equity - Conditional capital (Details) € / shares in Units, € in Thousands, shares in Millions					12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	May 15, 2007 EUR (€) € / shares shares	May 09, 2007 EUR (€) shares	May 09, 2006 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) Options Y € / shares	Dec. 31, 2016 EUR (€) Options € / shares	Dec. 31, 2015 EUR (€)
Shareholders' equity
Stock split		3
Conditional increase in capital		€ 15,000
Conditional increase in capital (in shares) | shares		15
Nominal value (in dollars per share) | € / shares	€ 1.00	€ 1.00		€ 1.00	€ 1.00	€ 1.00
Outstanding number of options | Options					4,827,134	6,067,000
Outstanding options weighted average remaining contractual life | Y					4.86
Exercised | Options					889,209	907,720
Conditional Capital					€ 17,803
Conditional Capital available					14,429
Increase in capital stock from exercise of stock options					43,833	€ 41,937	€ 84,810
2011 SOP
Shareholders' equity
Conditional increase in capital	€ 12,000
Conditional increase in capital (in shares) | shares	12
Nominal value (in dollars per share) | € / shares	€ 1.00
Conditional Capital available					10,916
Amended 2006 Plan
Shareholders' equity
Conditional increase in capital			€ 15,000	€ 12,800
Conditional increase in capital (in shares) | shares			15	5
Conditional Capital available					3,513
Conditional Capital Plan
Shareholders' equity
Increase in capital stock from exercise of stock options					€ 889	€ 908